Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax (benefit)/expense:
Current tax expense	$ 178,252	$ 97,152	$ 184,396
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(100,542)	(85,403)	(124,985)
Income tax expense	77,710	11,749	59,411
Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	1,728	(3,903)	7,211
Retirement benefit obligations	(895)	0	0
Cash flow hedge	647	301	0
Total	79,190	8,147	66,622
Ireland
Current tax (benefit)/expense:
Current tax expense	118,255	80,427	53,248
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(26,663)	45,253	(6,166)
United States
Current tax (benefit)/expense:
Current tax expense	(45,307)	(42,428)	60,753
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(69,493)	(143,323)	(118,475)
Other
Current tax (benefit)/expense:
Current tax expense	105,304	59,153	70,395
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	$ (4,386)	$ 12,667	$ (344)